Income Taxes	6 Months Ended
Dec. 31, 2025
Income Tax Disclosure [Abstract]
Income Taxes
13.	Income Taxes

The entities within the Group file separate tax returns in the respective tax jurisdictions in which they operate.

British Virgin Islands (“BVI”)

Under the current laws of the BVI, the Group’s subsidiaries incorporated in BVI are not subject to tax on income or capital gains. Additionally, upon payments of dividends by these BVI companies to its respective shareholders, no BVI withholding tax will be imposed.

Hong Kong, PRC

Our subsidiaries, HK 3e Network and Maskmeta, are Hong Kong entities subject to the two-tier profits tax rates regime under the Inland Revenue (Amendment) (No.3) Ordinance 2018. Pursuant to Hong Kong tax legislation, only one Hong Kong subsidiary within the Group is eligible for the preferential two-tier profits tax rate, and the remaining Hong Kong subsidiaries shall be subject to the standard profits tax rate of 16.5% on their entire assessable profits.

Under the two-tier profits tax rates regime, the first HKD 2 million of assessable profits of the eligible Hong Kong subsidiary is taxed at the preferential rate of 8.25%, while the remaining assessable profits are taxed at the standard rate of 16.5%.

Finland

The Group’s Finnish subsidiaries are governed by the income tax law of Finland and are subject to Finnish corporate income tax. The current standard corporate income tax rate of Finland is 20%, which applies uniformly to Finnish tax resident companies and permanent establishments of foreign entities operating in Finland.

Pursuant to the official 2026–2029 medium-term fiscal framework released by the Finnish Government in April 2025, Finland has confirmed the latest tax reforms. The standard corporate income tax rate will be decreased from 20% to 18% effective from 1 January 2027, and the loss carryforward period will be extended from 10 years to 25 years, which applies to tax losses arising in the 2026 tax year and thereafter.

Composition of profit or loss before income tax for the periods presented by jurisdictions is as follows:

	For the Six Months Ended December 31,
	2025	2024
	US$	US$

Hong Kong, PRC	1,052,275	929,508
Other jurisdictions	1,184,485	951

Total	(132,210)	930,459

For the six months ended December 31,2025, income tax expenses amounted to USD77,506 and USD(229） in Hong Kong, PRC and other jurisdictions, respectively.

Composition of income tax expense for the periods presented are as follows:

	For the Six Months Ended December 31,
	2025	2024
	US$	US$
Income before income tax expense	109,509	132,180
Deferred income tax expense/(benefit)	(32,232)	-

Total	77,277	132,180

Reconciliation of the income tax expense computed by applying the Hong Kong statutory profits tax rate of 16.5% to the Group’s income (loss) before income taxes for the six months ended December 31, 2024 is as follows:

For the Six Months Ended December 31, 2024
US$

Income before income tax expense	930,459
Hong Kong statutory profits tax rate	16.50%
Income tax at PRC statutory income tax rate	153,526
Difference due to preferential tax	(21,346)
Income tax expense	132,180

In accordance with the updated requirements of ASU 2023 - 09, reconciliation between the statutory tax rate and the Group’s effective tax rate for the year ended December 31, 2025 is as follows:

	For the Six Months Ended December 31, 2025
	US$
	Amount	Percent

Profit before income taxes	(132,210)
Income tax expense computed at Hong Kong statutory profits tax rate of 16.5%	(21,816)	16.5%
Foreign tax effects	195,187	(147.6)%
Non-taxable or non-deductible items	(43,602)	33.0%
Other adjustments
Two-tiered profits tax relief	(21,156)	16.0%
Changes in valuation allowance	(31,336)	23.7%
Income tax expense	77,277	(58.5)%

The Group’s deferred tax assets and liabilities consist of the following components:

	As of December 31,
	2025	2024
Deferred tax assets	US$	US$
Allowance against receivables	32,070	-
Lease liability	47,697	-
Net operating loss carry-forwards	330	-
Less: Valuation allowance	(330)	-
Subtotal	79,767	-

Deferred tax liabilities
Right-of-use assets	(47,470)	-
Subtotal	(47,470)	-
Total deferred tax assets, net	32,297	-

Full valuation allowances have been provided where, based on all available evidence, management determined that deferred tax assets arising from net operating loss carryforwards are not more likely than not to be realized in future tax years. As of December 31, 2025, the Group had tax losses of approximately USD 330 in Hong Kong, which have no expiry date and may be carried forward indefinitely under Section 19C of the Hong Kong Inland Revenue Ordinance. A full valuation allowance has been recorded against these deferred tax assets.

For the six months ended December 31, 2025 and 2024, the Group did not have any material interest or penalties associated with tax positions. The Group did not have any significant unrecognized uncertain tax positions as of December 31, 2025 or June 30, 2025. The Group does not expect that its assessment regarding unrecognized tax positions will materially change over the next 12 months.